RELATED-PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 05, 2023
Related Party Transaction [Line Items]
Origination expenses for life settlement policies							$ 2,268,150
Other assets	$ 998,469				$ 998,469		0
Total cost of revenue	3,364,957		$ 1,754,894		4,827,907	$ 3,840,969	$ 6,245,131	$ 735,893
Subsidiaries
Related Party Transaction [Line Items]
Revenue		$ 6,884,690	6,031,480	$ 13,184,676		19,046,144
Total cost of revenue		$ 4,897,980	3,864,079	$ 9,293,303		12,651,704
Nova Funds | Subsidiaries
Related Party Transaction [Line Items]
Ownership percentage		11.00%		11.00%			11.00%
SPV Investment Facility | Line of Credit
Related Party Transaction [Line Items]
Face amount									$ 25,000,000
Affiliated Entity
Related Party Transaction [Line Items]
Other current liabilities	5,236				5,236		$ 263,785	930,630
Other receivables	772,545				772,545		2,904,646	0
Affiliated Entity | Subsidiaries
Related Party Transaction [Line Items]
Revenue		$ 3,615,738	1,155,000	$ 6,838,141		2,066,700
Total cost of revenue		2,623,201	1,055,000	5,020,603		1,667,700
Affiliated Entity | Nova Funds
Related Party Transaction [Line Items]
Revenue	168,899		132,220		711,975	752,379	818,300	699,884
Affiliated Entity | LMA | Subsidiaries
Related Party Transaction [Line Items]
Revenue		3,615,739	955,000	6,794,641		1,425,200
Total cost of revenue		2,623,201	875,000	5,012,103		1,201,200
Affiliated Entity | Expense Reimbursements | Nova Funds
Related Party Transaction [Line Items]
Accounts receivable	174,875				174,875		196,289	67,491
Owners
Related Party Transaction [Line Items]
Other current liabilities	1,159,712	717,429		717,429	1,159,712		0
Related Party
Related Party Transaction [Line Items]
Accounts receivable	174,875				$ 174,875		198,364	67,491
Related Party | Subsidiaries
Related Party Transaction [Line Items]
Revenue		5,195,602	4,264,628	9,931,938		14,094,223
Total cost of revenue		3,392,647	2,930,990	6,558,354		8,453,302
Related Party | Nova Funds
Related Party Transaction [Line Items]
Revenue	254,517
Face value	$ 46,650,000						$ 87,143,005	106,633,792
Origination revenue percent	2.00%				2.00%
Origination revenue					$ 20,000
Related Party | Nova Funds | Subsidiaries
Related Party Transaction [Line Items]
Revenue		1,579,864	8,244,271	3,093,797	8,244,271
Face value		$ 56,688,680	93,605,072	$ 96,674,080	376,409,910	376,409,910
Origination revenue percent		2.00%		2.00%
Origination revenue				$ 20,000
Related Party | LMA | Subsidiaries
Related Party Transaction [Line Items]
Other assets		$ 19,246	190,805	19,246		$ 190,805
Related Party | Service Fee Agreement
Related Party Transaction [Line Items]
Related party transaction rate	50.00%						50.00%
Related Party | Expense Reimbursements | Nova Funds
Related Party Transaction [Line Items]
Revenue	$ 0
Related Party | Expense Reimbursements | Nova Funds | Subsidiaries
Related Party Transaction [Line Items]
Revenue		$ 75,332	$ 235,455	$ 140,960	235,455
Related Party | SPV Investment Facility | Line of Credit
Related Party Transaction [Line Items]
Face amount	$ 25,000,000				$ 25,000,000
Abacus Settlements, LLC
Related Party Transaction [Line Items]
Other receivables							$ 122,455	40,000
Revenue							25,203,463	22,592,144
Accounts receivable							402,749	590,371
Other assets							7,246	0
Total cost of revenue							16,561,005	14,205,341
Abacus Settlements, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Other current liabilities							1,411	11,857
Other assets							1,448	16,536
Abacus Settlements, LLC | Affiliated Entity | Subsidiaries
Related Party Transaction [Line Items]
Revenue							2,909,650	433,800
Total cost of revenue							2,365,650	433,800
Abacus Settlements, LLC | Affiliated Entity | LMA | Subsidiaries
Related Party Transaction [Line Items]
Revenue							2,268,150	0
Abacus Settlements, LLC | Related Party
Related Party Transaction [Line Items]
Total cost of revenue							11,022,535	11,527,312
Abacus Settlements, LLC | Related Party | Nova Funds
Related Party Transaction [Line Items]
Revenue							15,243,806	17,251,970
Face value							$ 481,648,010	459,217,638
Origination revenue percent							2.00%
Origination revenue							$ 20,000
Other assets							175,194	590,371
Abacus Settlements, LLC | Related Party | Expense Reimbursements | Nova Funds
Related Party Transaction [Line Items]
Revenue							$ 8,656,885	$ 11,093,512